DERIVATIVES - Derivative Reflected in the Balance Sheet (Details) - USD ($)	1 Months Ended
	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	May 23, 2016
Prepaid Expenses and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Contingent payment derivative, fair value		$ 0.00	$ 6,100,000
Rowan Relentless [Member]
Derivatives, Fair Value [Line Items]
Contingent payment derivative, fair value				$ 6,200,000
Freeport-McMoRan [Member]
Derivatives, Fair Value [Line Items]
Proceeds from contingent payment provision settlement	$ 6,000,000
Recurring [Member]
Derivatives, Fair Value [Line Items]
Contingent payment derivative, fair value		$ 0	$ 6,100,000